Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Changes In Goodwill [Abstract]
Summary of Goodwill
	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
At January 1	16,262	17,088
Business combination	826	52
At December 31	17,088	17,140